Statement of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Rental income	$ 239,182	$ 229,437	$ 146,007
Interest income from direct financing leases	39,853	36,726	26,913
Other operating income	7,866	8,352	3,127
Interest income on notes receivable	3,520	4,463	25,955
Other real estate income	27,352	25,950	24,815
Gross revenues	317,773	304,928	226,817
Operating Expenses
General and administrative	(16,433)	(27,778)	(10,420)
Depreciation and amortization	(92,071)	(82,118)	(46,866)
Property expenses	(35,404)	(35,003)	(29,230)
Other real estate expenses	(20,330)	(19,218)	(18,697)
Issuance of Special Member Interest	0	(34,300)	0
Impairment charges	(5,841)	(9,832)	(9,594)
Costs and expenses	(170,079)	(208,249)	(114,807)
Other Income and Expenses
Income from equity investments in real estate	17,752	22,071	17,573
Other income and (expenses)	978	(409)	356
Gain on extinguishment of debt	5,486	3,630	0
Bargain purchase gain on acquisition	1,617	28,709	0
Interest expense	(103,118)	(105,322)	(75,058)
Nonoperating income expense	(77,285)	(51,321)	(57,129)
Income from continuing operations before income taxes	70,409	45,358	54,881
Provision for income taxes	(10,892)	(11,578)	(4,839)
Income from continuing operations	59,517	33,780	50,042
Discontinued Operations
(Loss) income from operations of discontinued properties, net of tax	(3,407)	591	1,449
(Loss) gain on sale of real estate	(4,087)	81	0
(Loss) gain on extinguishment of debt	(356)	672	7,961
Impairment charges	(10,217)	(13,831)	(214)
(Loss) income from discontinued operations, net of tax	(18,067)	(12,487)	9,196
Net Income	41,450	21,293	59,238
Less: Net income attributable to noncontrolling interests (inclusive of Available Cash Distributions to advisor of $15,389, $6,157, and $0, respectively)	(25,576)	(9,891)	(4,905)
Net loss (income) attributable to redeemable noncontrolling interests	2,192	(1,902)	(22,326)
Net Income Attributable to CPA 16 Global Stockholders	18,066	9,500	32,007
Earnings Per Share
Income from continuing operations attributable to CPA 16 Global stockholders	$ 0.18	$ 0.12	$ 0.21
(Loss) income from discontinued operations attributable to CPA 16 Global stockholders	$ (0.09)	$ (0.07)	$ 0.05
Net income attributable to CPA 16 Global stockholders	$ 0.09	$ 0.05	$ 0.26
Weighted Average Shares Outstanding	202,098,030	175,435,064	124,631,975
Amounts Attributable to CPA 16 Global Stockholders
Income from continuing operations, net of tax	36,121	21,910	26,341
(Loss) income from discontinued operations, net of tax	(18,055)	(12,410)	5,666
Net income attributable to CPA 16 Global stockholders	$ 18,066	$ 9,500	$ 32,007